UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates, Inc.

477 Jericho Turnpike

Syosset, NY 11791

(Name and address of agent for Service)

Registrant's telephone number, including area code:	516-390-5555

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED)

	Shares	Market Value
Common Stocks 96.38%

Diversified REITs 2.63%
American Assets Trust, Inc.	10,400	$387,816
Liberty Property Trust	7,800	329,550
STORE Capital Corporation	3,780	105,046
WP Carey, Inc.	25,000	1,607,750
		2,430,162
Energy 4.39%
Andeavor	1,850	283,975
Cheniere Energy Partners LP	7,100	280,166
Enterprise Products Partners LP	49,677	1,427,220
Exxon Mobil Corporation	1,750	148,785
Kinder Morgan, Inc.	3,500	62,055
Magellan Midstream Partners LP	8,200	555,304
MPLX LP	12,886	446,887
Parsley Energy, Inc., Class A(a)	500	14,625
Phillips 66	1,750	197,260
Valero Energy Corporation	2,100	238,875
Western Gas Partners LP	9,180	400,982
		4,056,134
Health Care REITs 3.19%
Global Medical REIT, Inc.	15,000	141,300
HCP, Inc.	14,018	368,954
Healthcare Trust of America, Inc., Class A	5,000	133,350
Senior Housing Properties Trust	2,900	50,924
Ventas, Inc.	13,100	712,378
Welltower, Inc.	23,900	1,537,248
		2,944,154
Hotel & Resort REITs 10.53%
Apple Hospitality REIT, Inc.	82,210	1,437,853
Ashford Hospitality Trust, Inc.	88,725	566,953
Braemar Hotels & Resorts, Inc.	23,400	275,418
DiamondRock Hospitality Company	205,147	2,394,065
Hersha Hospitality Trust	56,050	1,270,654

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Shares	Market Value
Hotel & Resort REITs (cont.)
Pebblebrook Hotel Trust	52,031	$1,892,367
RLJ Lodging Trust	68,634	1,512,007
Sotherly Hotels, Inc.	52,000	374,400
		9,723,717
Industrial REITs 9.34%
Gramercy Property Trust	12,833	352,138
Prologis, Inc.	100,738	6,829,029
STAG Industrial, Inc.	20,500	563,750
Terreno Realty Corporation	23,375	881,237
		8,626,154
Mortgage REITs 2.43%
Blackstone Mortgage Trust, Inc.	28,200	944,982
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21,767	467,338
Starwood Property Trust, Inc.	38,550	829,596
		2,241,916
Office REITs 10.48%
Alexandria Real Estate Equities, Inc.	5,300	666,687
Boston Properties, Inc.	15,100	1,858,659
City Office REIT, Inc.	122,758	1,549,206
Hudson Pacific Properties, Inc.	54,100	1,770,152
JBG SMITH Properties	5,000	184,150
Kilroy Realty Corporation	21,515	1,542,410
SL Green Realty Corporation	14,500	1,414,185
Vornado Realty Trust	9,500	693,500
		9,678,949
Real Estate Operating Companies 0.22%
Brookfield Property Partners, LP	9,551	199,520

Residential REITs 22.72%
American Campus Communities, Inc.	3,650	150,234
Apartment Investment & Management Company, Class A	47,180	2,082,053
AvalonBay Communities, Inc.	13,640	2,470,886
Camden Property Trust	24,000	2,245,680

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Shares	Market Value
Residential REITs (cont.)
Equity LifeStyle Properties, Inc.	22,900	$2,208,705
Equity Residential	34,815	2,306,842
Essex Property Trust, Inc.	9,836	2,426,640
Mid-America Apartment Communities, Inc.	19,672	1,970,741
Sun Communities, Inc.	26,100	2,650,194
UDR, Inc.	61,306	2,478,602
		20,990,577
Retail REITs 7.52%
Brixmor Property Group, Inc.	7,975	139,642
Federal Realty Investment Trust	16,225	2,051,976
Kimco Realty Corporation	42,319	708,420
Realty Income Corporation	9,880	562,073
Regency Centers Corporation	18,600	1,202,862
Simon Property Group, Inc.	12,300	2,174,025
Spirit MTA REIT	1,140	13,133
Spirit Realty Capital, Inc.	11,400	91,884
		6,944,015
Specialized REITs 22.93%
American Tower Corporation	6,250	908,125
CoreSite Realty Corporation	39,750	4,417,815
Crown Castle International Corporation	4,650	517,684
CubeSmart	18,000	513,540
CyrusOne, Inc.	37,650	2,387,010
Digital Realty Trust, Inc.	50,231	5,649,983
Equinix, Inc.	4,500	1,948,005
Extra Space Storage, Inc.	12,845	1,112,891
Gaming and Leisure Properties, Inc.	1,000	35,250
Life Storage, Inc.	13,850	1,317,966
QTS Realty Trust, Inc., Class A	55,700	2,376,719
		21,184,988

Total Common Stocks (Cost $63,630,176)		89,020,286

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Shares	Market Value
Preferred Stocks 3.14%

Financials 0.15%
Arch Capital Group Ltd., Series E, 5.25%	2,000	$46,020
Arch Capital Group Ltd., Series F, 5.45%	2,000	47,140
Carlyle Group LP (The), Series A, 5.88%	2,000	45,280
		138,440
Hotel & Resort REITs 0.70%
Ashford Hospitality Trust, Inc., Series F, 7.38%	6,000	144,120
Hersha Hospitality Trust, Series D, 6.50%	5,000	115,850
Hersha Hospitality Trust, Series E, 6.50%	5,000	115,400
Lasalle Hotel Properties, 6.30%	2,500	60,900
Sotherly Hotels, Inc., Series B, 8.00%	6,000	152,460
Sotherly Hotels, Inc., Series C, 7.88%	2,000	49,900
		638,630
Office REITs 0.06%
Vornado Realty Trust, Series M, 5.25%	2,500	55,675

Residential REITs 0.13%
American Homes 4 Rent, Series G, 5.88%	2,000	46,460
Bluerock Residential Growth REIT, Inc., Series A, 7.13%	3,000	72,330
		118,790
Retail REITs 1.21%
Federal Realty Investment Trust, Series C, 5.00%	6,500	148,720
Monmouth Real Estate Investment Corporation, Series C, 6.13%	4,000	95,800
National Retail Properties, Inc., Series E, 5.70%	26,364	631,682
National Retail Properties, Inc., Series F, 5.20%	11,000	246,510
		1,122,712
Specialized REITs 0.84%
Digital Realty Trust, Inc., Series H, 7.38%	6,000	152,640
Digital Realty Trust, Inc., Series I, 6.35%	11,018	281,785
Digital Realty Trust, Inc., Series J, 5.25%	4,000	95,560
Public Storage, Series Z, 6.00%	6,000	151,740

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Shares	Market Value
QTS Realty Trust, Inc., 7.13%	4,000	$101,920
		783,645
Utilities 0.05%
Entergy Louisiana LLC, 4.88%	2,000	46,400

Total Preferred Stocks (Cost $3,004,945)		2,904,292

	Principal Amount
Municipal Bonds 0.19%
Franklin County Convention Facilities Authority, Revenue Bonds, 6.54%, 12/1/2036	$140,000	177,025

Total Municipal Bonds (Cost $165,023)		177,025

Total Investments — 99.71% (Cost $66,800,144)		92,101,603
Other Assets in Excess of Liabilities — 0.29%		266,742
NET ASSETS - 100.00%		$92,368,345

(a)	Non-income producing security.

At September 30, 2018, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$26,784,999
Gross unrealized depreciation	(1,482,364)
Net unrealized appreciation	$25,302,635
Aggregate cost of securities for income tax purposes	$66,798,968

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED)

	Shares	Market Value
Common Stocks 97.64%

Consumer Discretionary 9.72%
Adient plc	7,385	$290,304
CBS Corporation, Class B	8,100	465,345
Comcast Corporation, Class A	30,000	1,062,300
D.R. Horton, Inc.	7,800	329,004
Home Depot, Inc. (The)	14,200	2,941,530
Lennar Corporation, Class A	5,000	233,450
McDonald's Corporation	7,930	1,326,610
MGM Resorts International	7,100	198,161
Ross Stores, Inc.	6,000	594,600
Royal Caribbean Cruises Ltd.	3,200	415,808
Target Corporation	5,000	441,050
TJX Companies, Inc. (The)	3,200	358,464
Walt Disney Company (The)	13,000	1,520,220
		10,176,846
Consumer Staples 4.46%
Altria Group, Inc.	10,950	660,394
Coca-Cola Company (The)	14,600	674,374
Colgate-Palmolive Company	2,500	167,375
Conagra Brands, Inc.	7,100	241,187
Constellation Brands, Inc., Class A	150	32,343
Costco Wholesale Corporation	1,695	398,122
Kraft Heinz Company (The)	2,999	165,275
Lamb Weston Holdings, Inc.	4,800	319,680
PepsiCo, Inc.	2,650	296,270
Philip Morris International, Inc.	7,350	599,319
Procter & Gamble Company (The)	4,700	391,181
Walmart, Inc.	7,674	720,665
		4,666,185
Energy 6.04%
Andeavor	2,100	322,350
Chevron Corporation	8,260	1,010,033
ConocoPhillips	8,550	661,770
Devon Energy Corporation	3,000	119,820

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Shares	Market Value
Energy (cont.)
EOG Resources, Inc.	8,700	$1,109,859
Exxon Mobil Corporation	14,450	1,228,539
Halliburton Company	5,850	237,101
Kinder Morgan, Inc.	1,000	17,730
Schlumberger Ltd.	3,550	216,266
Valero Energy Corporation	12,350	1,404,812
		6,328,280
Financials 13.82%
American Express Company	10,000	1,064,900
Bank of America Corporation	45,800	1,349,268
BankUnited, Inc.	15,350	543,390
Blackstone Group, LP (The)	16,700	635,936
Carlyle Group LP (The)	20,950	472,422
Citigroup, Inc.	13,000	932,620
CME Group, Inc.	5,100	868,071
Fifth Third Bancorp	15,400	429,968
Goldman Sachs Group, Inc. (The)	3,515	788,204
Hartford Financial Services Group, Inc. (The)	15,000	749,400
Huntington Bancshares, Inc.	34,750	518,470
JPMorgan Chase & Company	15,977	1,802,845
KeyCorp	34,575	687,697
Lazard Ltd., Class A	11,875	571,544
M&T Bank Corporation	2,200	361,988
Prudential Financial, Inc.	4,500	455,940
SVB Financial Group(a)	4,575	1,422,047
Travelers Companies, Inc. (The)	1,400	181,594
U.S. Bancorp	12,000	633,720
		14,470,024
Health Care 13.57%
AbbVie, Inc.	4,700	444,526
Aetna, Inc.	3,535	717,075
Allergan plc	3,300	628,584
Amgen, Inc.	3,250	673,692
Bristol-Myers Squibb Company	14,000	869,120
Centene Corporation(a)	3,800	550,164

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Shares	Market Value
Health Care (cont.)
Edwards LifeSciences Corporation(a)	1,000	$174,100
Gilead Sciences, Inc.	5,300	409,213
Humana, Inc.	3,000	1,015,560
Johnson & Johnson	10,810	1,493,618
McKesson Corporation	3,650	484,172
Medtronic plc	7,469	734,726
Merck & Company, Inc.	13,100	929,314
Pfizer, Inc.	16,900	744,783
Quest Diagnostics, Inc.	4,500	485,595
Thermo Fisher Scientific, Inc.	2,700	659,016
UnitedHealth Group, Inc.	9,550	2,540,682
Vertex Pharmaceuticals, Inc.(a)	3,400	655,316
		14,209,256
Industrials 11.15%
3M Company	5,650	1,190,511
American Airlines Group, Inc.	1,000	41,330
Boeing Company (The)	5,955	2,214,665
Caterpillar, Inc.	9,700	1,479,153
CSX Corporation	21,075	1,560,604
Deere & Company	5,500	826,815
FedEx Corporation	5,610	1,350,832
Honeywell International, Inc.	4,750	790,400
Johnson Controls International plc	8,253	288,855
Masco Corporation	11,500	420,900
United Technologies Corporation	3,500	489,335
Waste Connections, Inc.	12,825	1,023,050
		11,676,450
Information Technology 29.81%
Accenture plc, Class A	6,950	1,182,890
Adobe Systems, Inc.(a)	4,350	1,174,283
Apple, Inc.	21,700	4,898,558
Applied Materials, Inc.	20,800	803,920
Box, Inc., Class A(a)	4,200	100,422
Cisco Systems, Inc.	38,050	1,851,133
Cognizant Technology Solutions Corporation, Class A	10,100	779,215

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Shares	Market Value
Information Technology (cont.)
Corning, Inc.	20,600	$727,180
Dell Technologies, Inc., Class V(a)	2,006	194,823
DXC Technology Company	3,528	329,939
Hewlett Packard Enterprise Company	14,300	233,233
HP, Inc.	27,400	706,098
Intel Corporation	15,400	728,266
International Business Machines Corporation	3,208	485,082
Mastercard, Inc., Class A	7,500	1,669,575
Microchip Technology, Inc.	2,050	161,765
Microsoft Corporation	35,250	4,031,542
NetApp, Inc.	5,600	480,984
NVIDIA Corporation	5,220	1,466,924
Oracle Corporation	29,300	1,510,708
Paychex, Inc.	8,850	651,802
Perspecta, Inc.	1,764	45,370
QUALCOMM, Inc.	7,200	518,616
Seagate Technology plc	4,050	191,768
Symantec Corporation	26,200	557,536
Texas Instruments, Inc.	16,025	1,719,322
Visa, Inc., Class A	18,500	2,776,665
Workday, Inc., Class A(a)	8,475	1,237,180
		31,214,799
Materials 1.99%
AdvanSix, Inc.(a)	4,448	151,010
CF Industries Holdings, Inc.	8,700	473,628
DowDuPont, Inc.	22,752	1,463,181
		2,087,819
Real Estate Investment Trusts (REITs) 3.71%
Alexandria Real Estate Equities, Inc.	1,650	207,554
American Tower Corporation	3,900	566,670
Apple Hospitality REIT, Inc.	11,550	202,009
Crown Castle International Corporation	4,250	473,153
CyrusOne, Inc.	6,700	424,780
DiamondRock Hospitality Company	7,500	87,525
Digital Realty Trust, Inc.	2,200	247,456

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (cont.)
Equinix, Inc.	700	$303,023
Pebblebrook Hotel Trust	2,000	72,740
Prologis, Inc.	5,700	386,403
QTS Realty Trust, Inc., Class A	5,050	215,483
Realty Income Corporation	1,500	85,335
Simon Property Group, Inc.	250	44,187
Sun Communities, Inc.	3,900	396,006
Terreno Realty Corporation	2,000	75,400
Welltower, Inc.	1,500	96,480
		3,884,204
Telecommunication Services 1.66%
AT&T, Inc.	24,350	817,673
Verizon Communications, Inc.	17,240	920,444
		1,738,117
Utilities 1.71%
AES Corporation	8,000	112,000
American Electric Power Company, Inc.	1,750	124,040
Edison International	1,100	74,448
NextEra Energy, Inc.	5,600	938,560
WEC Energy Group, Inc.	8,200	547,432
		1,796,480

Total Common Stocks (Cost $57,097,472)		102,248,460

Preferred Stocks 2.44%

Energy 0.24%
Callon Petroleum Company, Series A, 10.00%	5,000	254,700

Financials 1.50%
AGNC Investment Corporation, Series B, 7.75%	6,000	153,120
American Financial Group, Inc., 6.00%	5,300	135,362

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Shares	Market Value
Financials (cont.)
AmTrust Financial Services, Inc., 7.50%	2,500	$60,650
Ares Management LP, Series A, 7.00%	2,500	66,150
Bank of America Corporation, Series EE, 6.00%	2,500	64,650
Bank of America Corporation, Series GG, 6.00%	4,000	104,000
Bank of America Corporation, Series HH, 5.875%	2,000	51,000
Bank of America Corporation, Series W, 6.63%	2,000	52,000
Capital One Financial Corporation, Series D, 6.70%	2,000	52,240
Carlyle Group LP (The), Series A, 5.88%	3,000	67,920
Charles Schwab Corporation (the), Series C, 6.00%	2,000	51,360
Citigroup, Inc., Series L, 6.88%	3,000	76,770
Hancock Holding Company, 5.95%	2,500	62,600
Hercules Capital, Inc., 6.25%	646	16,331
JPMorgan Chase & Company, Series T, 6.70%	2,000	51,160
KKR & Company LP, Series B, 6.50%	2,000	52,420
Ladenburg Thalmann Financial Services, Inc., Series A, 8.00%	7,000	175,140
Prospect Capital Corporation, 6.25%	4,000	100,120
Prudential Financial, Inc., 5.625%	2,000	49,540
Torchmark Corporation, 6.13%	5,000	127,600
		1,570,133
Information Technology 0.10%
eBay, Inc., 6.00%	4,000	104,960

Real Estate Investment Trusts 0.33%
Annaly Capital Management, Inc., Series F, 6.95%	2,000	51,040
Digital Realty Trust, Inc., Series H, 7.38%	5,000	127,200
Digital Realty Trust, Inc., Series I, 6.35%	2,500	63,937
QTS Realty Trust, Inc., 7.13%	4,000	101,920
		344,097
Telecommunication Services 0.27%
Qwest Corporation, 7.00%	2,500	62,875
Telephone & Data Systems, Inc., 7.00%	4,000	100,480
United States Cellular Corporation, 7.25%	2,000	51,320

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Shares	Market Value
Telecommunication Services (cont.)
United States Cellular Corporation, 7.25%	2,500	$64,100
		278,775

Total Preferred Stocks (Cost $2,487,728)		2,552,665

Money Market Funds 0.18%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 2.03%(b)	187,815	187,815

Total Money Market Funds (Cost $187,815)		187,815

Total Investments — 100.26% (Cost $59,773,015)		104,988,940
Liabilities in Excess of Other Assets — (0.26)%		(274,952)
NET ASSETS - 100.00%		$104,713,988

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2018.

At September 30, 2018, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$45,944,094
Gross unrealized depreciation	(739,580)
Net unrealized appreciation	$45,204,514
Aggregate cost of securities for income tax purposes	$59,784,426

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED)

	Principal Amount	Market Value
Municipal Bonds 99.81%

Alabama 0.13%
Cullman County Health Care Authority, Refunding Revenue Bonds, (OID), Callable 2/1/2019 @ 100, 6.75%, 2/1/2029	$100,000	$100,912

Alaska 0.86%
Alaska Housing Finance Corporation, State Single-Family Housing, Revenue Bonds, (OID), Callable 6/1/2021 @ 100, 4.13%, 12/1/2037	85,000	85,776
Alaska Housing Finance Corporation, State Single-Family Housing, Revenue Bonds, (OID), Callable 6/1/2021 @ 100, 4.25%, 12/1/2040	85,000	85,935
Northern Tobacco Securitization Corporation, Refunding Revenue Bonds, (OID), 5.00%, 6/1/2032	500,000	500,050
		671,761
Arizona 1.02%
Arizona Health Facilities Authority, Refunding Revenue Bonds, (OID), Callable 7/1/2019 @ 100, 5.00%, 7/1/2028	100,000	101,776
City of Phoenix, AZ, General Obligation Unlimited, Callable 7/1/2026 @ 100, 5.00%, 7/1/2027	500,000	585,605
State of Arizona Lottery Revenue, Public Improvements Revenue Bonds, (AGM), Callable 1/1/2020 @ 100, 5.00%, 7/1/2028	100,000	103,448
		790,829
California 3.94%
California Educational Facilities Authority, Revenue Bonds, 6.13%, 10/1/2030 prerefunded 10/1/2021 @ 100	120,000	134,666
California Educational Facilities Authority, Revenue Bonds, Callable 10/1/2021 @ 100, 6.13%, 10/1/2030	130,000	145,363
California State Public Works Board, Revenue Bonds, Callable 11/1/2026 @ 100, 5.00%, 11/1/2029	600,000	701,472
City of Los Angeles, CA Wastewater System Revenue, Refunding Revenue Bonds, (OID), Callable 6/1/2022 @ 100, 3.38%, 6/1/2029	100,000	101,707
County of San Bernardino, CA, Refunding Bonds, Certificate of Participation, Callable 8/1/2019 @ 100, 5.50%, 8/1/2022	250,000	257,270
County of San Bernardino, CA, Refunding Bonds, Certificate of Participation, (OID), Callable 8/1/2019 @ 100, 5.25%, 8/1/2026	50,000	51,318

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
California (cont.)
Los Angeles Community College District, General Obligation Unlimited, Callable 8/1/2026 @ 100, 4.00%, 8/1/2038	$500,000	$521,505
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, Callable 5/15/2026 @ 100, 4.00%, 5/15/2037	145,000	148,734
State of California, General Obligation Unlimited, Callable 9/1/2026 @ 100, 4.00%, 9/1/2036	175,000	185,344
State of California, General Obligation Unlimited, 6.00%, 4/1/2038	65,000	66,306
State of California, General Obligation Unlimited, 6.00%, 4/1/2038	35,000	35,754
State of California, General Obligation Unlimited, Callable 8/1/2025 @ 100, 5.00%, 8/1/2029	250,000	288,165
State of California, Port, Airport & Marina Improvements, General Obligation Unlimited, (OID), Callable 11/1/2020 @ 100, 5.25%, 11/1/2030	250,000	266,578
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited (OID), Callable 8/1/2019 @ 100, 5.00%, 8/1/2020	20,000	20,518
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, (OID), Callable 8/1/2019 @ 100, 5.25%, 8/1/2028	140,000	143,678
		3,068,378
Colorado 0.13%
Colorado Health Facilities Authority, Refunding Revenue Bonds, Callable 1/1/2020 @ 100, 5.25%, 1/1/2030	100,000	103,691

Connecticut 13.15%
City of New Haven, CT, General Obligation Unlimited, Callable 8/15/2026 @ 100, 5.00%, 8/15/2036	230,000	252,052
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Callable 11/15/2025 @ 100, 3.25%, 11/15/2036	250,000	241,985
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, (GO OF AUTH), Callable 5/15/2021 @ 100, 4.63%, 11/15/2041	215,000	219,752
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 5/15/2022 @ 100, 3.05%, 5/15/2031	230,000	224,797

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Connecticut (cont.)
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 5/15/2021 @ 100, 3.25%, 11/15/2027	$150,000	$150,670
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (GO OF AUTH), Callable 5/15/2021 @ 100, 3.35%, 5/15/2028	250,000	250,993
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (GO OF AUTH), Callable 5/15/2020 @ 100, 4.88%, 11/15/2046	100,000	102,238
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (OID), Callable 11/15/2021 @ 100, 3.30%, 11/15/2037	250,000	230,238
Connecticut Housing Finance Authority, Revenue Bonds, Callable 5/15/2027 @ 100, 3.40%, 11/15/2037	25,000	23,780
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Callable 5/15/2021 @ 100, 3.50%, 5/15/2031	250,000	250,987
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Callable 5/15/2021 @ 100, 3.75%, 11/15/2035	500,000	502,840
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Callable 5/15/2021 @ 100, 3.88%, 11/15/2038	295,000	297,811
Connecticut State Health & Educational Facility Authority, Healthcare, Hospital, & Nursing Home Improvements, Refunding Revenue Bonds, Callable 7/1/2021 @ 100, 5.00%, 7/1/2032	440,000	464,570
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2042	500,000	527,540
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 7/1/2022 @ 100, 4.50%, 7/1/2038	500,000	516,860
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 7/1/2022 @ 100, 4.25%, 7/1/2031	500,000	516,595
Connecticut State Health & Educational Facility Authority, Private Primary Schools, Revenue Bonds, Callable 7/1/2022 @ 100, 4.00%, 7/1/2033	100,000	101,281
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 5.00%, 7/1/2034	250,000	277,570
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2024 @ 100, 5.00%, 7/1/2034	100,000	107,851

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Connecticut (cont.)
Connecticut State Health & Educational Facility Authority, Revenue Bonds, (AGM) OID), Callable 7/1/2021 @ 100, 4.00%, 7/1/2037	$250,000	$251,800
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Callable 7/1/2020 @ 100, 5.00%, 7/1/2028	100,000	103,983
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, (OID), Callable 7/1/2020 @ 100, 4.75%, 7/1/2030	100,000	104,749
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, (OID), Callable 7/1/2020 @ 100, 5.00%, 7/1/2040	125,000	131,470
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 11/1/2020 @ 100, 5.00%, 11/1/2022	100,000	105,265
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 10/1/2023 @ 100, 5.00%, 10/1/2030	250,000	273,165
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 1/1/2023 @ 100, 5.00%, 1/1/2028	445,000	482,629
State of Connecticut, General Obligation Unlimited, 5.00%, 11/1/2020	100,000	105,286
State of Connecticut, General Obligation Unlimited, Callable 3/15/2026 @ 100, 5.00%, 3/15/2031	500,000	549,160
State of Connecticut, General Obligation Unlimited, Callable 4/15/2022 @ 100, 5.00%, 6/15/2024	250,000	277,263
State of Connecticut, General Obligation Unlimited, Callable 11/15/2025 @ 100, 5.00%, 11/15/2026	250,000	277,935
State of Connecticut, General Obligation Unlimited, Callable 3/15/2026 @ 100, 4.00%, 3/15/2036	500,000	500,950
State of Connecticut, General Obligation Unlimited, Callable 6/15/2025 @ 100, 5.00%, 6/15/2028	250,000	274,728
State of Connecticut, General Obligation Unlimited, Callable 4/15/2027 @ 100, 5.00%, 4/15/2032	500,000	551,045
State of Connecticut, Public Improvements, General Obligation Unlimited, Callable 4/15/2022 @ 100, 4.00%, 4/15/2032	250,000	254,288
State of Connecticut, Public Improvements, General Obligation Unlimited, (OID), Callable 3/1/2024 @ 100, 4.00%, 3/1/2033	400,000	405,828

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Connecticut (cont.)
University of Connecticut, University & College Improvements, Revenue Bonds, Callable 2/15/2024 @ 100, 5.00%, 2/15/2034	$250,000	$270,747
University of Connecticut, University & College Improvements, Revenue Bonds, (GO OF UNIVERSITY), Callable 2/15/2020 @ 100, 5.00%, 2/15/2028	50,000	51,698
		10,232,399
District of Columbia 1.39%
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (Fannie Mae), 4.45%, 6/15/2031	320,000	331,936
District of Columbia Housing Finance Agency, State Single-Family Housing, Revenue Bonds, (Fannie Mae), Callable 12/1/2021 @ 100, 4.90%, 6/1/2040	280,000	295,932
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2034	150,000	169,900
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2036	250,000	281,383
		1,079,151
Florida 8.61%
Central Florida Expressway Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 4.00%, 7/1/2035	150,000	155,560
Citizens Property Insurance Corporation, Miscellaneous Purposes, Revenue Bonds, 4.75%, 6/1/2020	150,000	156,237
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, (AGM) (OID), Callable 7/1/2020 @ 100, 5.25%, 7/1/2039	125,000	131,055
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, (AGM) (OID), Callable 7/1/2020 @ 100, 5.25%, 7/1/2035	105,000	110,142
City of Miami, FL, Parking System Revenue, Refunding Revenue Bonds, (OID), Callable 10/1/2019 @ 100, 5.35%, 10/1/2039	500,000	515,000
City of Orlando, FL, Public Improvements, Revenue Bonds, Callable 10/1/2024 @ 100, 5.00%, 10/1/2046	1,000,000	1,114,250
County of Miami-Dade, FL, Hospital Improvements, Revenue Bonds, (OID), Callable 6/1/2019 @ 100, 5.75%, 6/1/2039	110,000	112,807
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds (OID), Callable 8/15/2020 @ 100, 5.75%, 8/15/2029	160,000	169,194

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Florida (cont.)
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 8/15/2020 @ 100, 5.50%, 8/15/2024	$250,000	$264,312
Florida Gulf Coast University Financing Corporation, University & College Improvements, Revenue Bonds, Callable 2/1/2021 @ 100, 5.00%, 2/1/2028	100,000	105,622
Florida Higher Educational Facilities Financial Authority, University & College Improvements, Refunding Revenue Bonds, (OID), Callable 4/1/2021 @ 100, 6.00%, 4/1/2026	130,000	139,901
Florida Housing Finance Corporation, State Single-Family Housing, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae), Callable 7/1/2019 @ 100, 5.00%, 7/1/2039	55,000	55,743
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2021 @ 100, 5.25%, 10/1/2033	100,000	107,684
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2021 @ 100, 5.50%, 10/1/2041	100,000	108,581
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding Revenue Bonds, Callable 10/1/2022 @ 100, 5.00%, 10/1/2030	500,000	544,090
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements, Revenue Bonds, Callable 10/1/2020 @ 100, 5.00%, 10/1/2025	200,000	211,246
Hillsborough County Industrial Development Authority, School Improvements, Revenue Bonds, 5.13%, 5/15/2037	210,000	208,211
JEA Water & Sewer System Revenue, Revenue Bonds, (OID), 3.88%, 10/1/2037	250,000	250,038
Miami-Dade County Aviation Revenue, Revenue Bonds, (OID), Callable 10/1/2020 @ 100, 5.25%, 10/1/2030	115,000	121,655
Miami-Dade County Aviation Revenue, Revenue Bonds, (OID), 5.25%, 10/1/2030	35,000	37,153
Miami-Dade County Educational Facilities Authority, University & College Improvements, Revenue Bonds, (AMBAC), 5.25%, 4/1/2031	260,000	306,316
North Sumter County Utility Dependent District, Water & Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2020 @ 100, 5.38%, 10/1/2040	400,000	423,072

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Florida (cont.)
Orange County Health Facilities Authority, Hospital Improvements, Revenue Bonds, 5.25%, 10/1/2019	$160,000	$164,947
Palm Beach County School District, Refunding Bonds, Certificate of Participation, 5.00%, 8/1/2024	45,000	48,670
School Board of Miami-Dade County/The, Certificate of Participation, Callable 2/1/2026 @ 100, 4.00%, 2/1/2033	1,000,000	1,033,350
Tampa-Hillsborough County Expressway Authority, Refunding Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2037	100,000	107,733
		6,702,569
Georgia 1.86%
Albany-Dougherty Inner City Authority, University & College Improvements, Revenue Bonds, Callable 7/1/2020 @ 100, 5.00%, 7/1/2035	250,000	259,913
Albany-Dougherty Payroll Development Authority, University & College Improvements, Revenue Bonds, (AGM) (OID), Callable 6/15/2020 @ 100, 5.50%, 6/15/2036	325,000	341,533
City of Atlanta, GA Water and Wastewater Revenue, Revenue Bonds, (AGM) (OID), Callable 11/1/2019 @ 100, 5.38%, 11/1/2039	85,000	87,827
City of Atlanta, GA Water and Wastewater Revenue, Revenue Bonds, (AGM) (OID), 5.38%, 11/1/2039	165,000	171,084
Fulton County Development Authority, Refunding Revenue Bonds, 5.00%, 10/1/2022	150,000	163,882
Fulton County Development Authority, Refunding Revenue Bonds, (OID), Callable 10/1/2022 @ 100, 4.25%, 10/1/2037	100,000	102,400
Fulton County Development Authority, University & College Improvements, Revenue Bonds, (OID), Callable 4/1/2021 @ 100, 5.75%, 10/1/2031	50,000	53,935
Fulton County Development Authority, University & College Improvements, Revenue Bonds, (OID), Callable 4/1/2021 @ 100, 5.75%, 10/1/2041	250,000	269,487
		1,450,061
Hawaii 0.05%
Hawai'i Pacific Health, Hospital Improvements, Revenue Bonds, (OID), Callable 7/1/2020 @ 100, 5.75%, 7/1/2040	40,000	42,583

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Illinois 1.48%
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 8/15/2021 @ 100, 5.88%, 8/15/2034	$100,000	$108,332
Illinois Finance Authority, Refunding Revenue Bonds, (OID), Callable 8/15/2038 @ 100, 6.00%, 8/15/2038	175,000	183,965
Illinois Finance Authority, Refunding Revenue Bonds, (OID), Callable 8/15/2024 @ 100, 5.50%, 8/15/2024	215,000	224,574
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, (OID), 5.13%, 6/1/2019	250,000	254,618
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, (OID), Callable 6/1/2021 @ 100, 6.00%, 6/1/2028	250,000	274,712
University of Illinois, University & College Improvements, Revenue Bonds, Callable 4/1/2021 @ 100, 5.50%, 4/1/2031	100,000	106,818
		1,153,019
Indiana 2.90%
Indiana Finance Authority, Hospital Revenue, Revenue Bonds, (OID), Callable 5/1/2019 @ 100, 5.75%, 5/1/2031	20,000	20,448
Indiana Finance Authority, Hospital Revenue, Revenue Bonds, (OID), Callable 0 @ 100, 5.75%, 5/1/2031	95,000	97,072
Town of Munster, IN, Public Improvements, Tax Allocation Bonds, (OID), Callable 7/15/2021 @ 100, 5.13%, 1/15/2031	2,000,000	2,137,580
		2,255,100
Iowa 0.37%
State of Iowa, Revenue Bonds, Callable 6/1/2026 @ 100, 5.00%, 6/1/2027	250,000	290,685

Kansas 0.33%
Kansas Development Finance Authority, Revenue Bonds, Callable 1/1/2020 @ 100, 5.00%, 1/1/2035	35,000	36,145
Kansas Development Finance Authority, Revenue Bonds, 5.00%, 1/1/2035	215,000	222,846
		258,991

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Kentucky 0.44%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Revenue Bonds, (AGM), Callable 9/1/2020 @ 100, 5.00%, 9/1/2023	$325,000	$341,331

Louisiana 1.12%
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 2/1/2023 @ 100, 5.00%, 2/1/2035	100,000	108,527
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 2/1/2023 @ 100, 4.00%, 2/1/2048	500,000	505,530
Louisiana Public Facilities Authority Refunding Revenue Bonds, (OID), Callable 7/1/2019 @ 100, 6.00%, 7/1/2029	250,000	257,448
		871,505
Maine 1.36%
Maine Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (OID), Callable 7/1/2022 @ 100, 3.63%, 7/1/2041	500,000	498,060
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 3.60%, 11/15/2036	100,000	98,296
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2024 @ 100, 3.75%, 11/15/2044	100,000	97,233
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 4.50%, 11/15/2037	200,000	205,592
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 3.45%, 11/15/2032	100,000	98,785
Maine Turnpike Authority, Refunding Revenue Bonds, Callable 11/15/2022 @ 100, 5.00%, 7/1/2026	50,000	57,248
		1,055,214
Maryland 1.12%
Maryland Community Development Administration, State Single-Family Housing, Revenue Bonds, Callable 9/1/2018 @ 100, 4.75%, 9/1/2039	250,000	250,267
Maryland Economic Development Corporation, Port, Airport & Marina Improvements, Revenue Bonds, (OID), Callable 6/1/2020 @ 100, 5.38%, 6/1/2025	200,000	211,156

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Maryland (cont.)
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 5/15/2020 @ 100, 4.63%, 5/15/2035	$60,000	$62,555
Montgomery County Housing Opportunities Commission, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae), Callable 1/1/2022 @ 100, 3.63%, 7/1/2033	345,000	347,039
		871,017
Massachusetts 2.98%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, (OID), Callable 1/1/2020 @ 100, 5.20%, 1/1/2027	70,000	71,427
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, (OID), Callable 1/1/2020 @ 100, 5.25%, 1/1/2029	30,000	30,737
Massachusetts Health & Educational Facilities Authority, Healthcare, Hospital & Nursing Home Improvements, Refunding Revenue Bonds, (OID), Callable 7/1/2020 @ 100, 5.00%, 7/1/2030	130,000	135,517
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 6/1/2026 @ 100, 3.15%, 12/1/2026	120,000	121,468
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.75%, 12/1/2037	250,000	246,957
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2025 @ 100, 3.25%, 12/1/2036	575,000	542,438
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.25%, 12/1/2032	250,000	242,515
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2027 @ 100, 3.25%, 12/1/2032	200,000	190,484
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.55%, 12/1/2037	250,000	240,547
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 6/1/2019 @ 100, 5.13%, 12/1/2039	100,000	100,862
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 6/1/2019 @ 100, 4.85%, 12/1/2029	100,000	101,661
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (FHA) (INS), Callable 6/1/2020 @ 100, 5.25%, 12/1/2035	175,000	182,760

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Massachusetts (cont.)
Massachusetts School Building Authority, Revenue Bonds, Callable 8/15/2025 @ 100, 5.00%, 8/15/2026	$100,000	$115,756
		2,323,129
Michigan 3.83%
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, 6.00%, 12/1/2035	500,000	488,960
Michigan State Building Authority, Refunding Revenue Bonds, (OID), Callable 10/15/2021 @ 100, 5.38%, 10/15/2036	100,000	108,416
Michigan State Building Authority, Refunding Revenue Bonds, (OID), Callable 10/15/2021 @ 100, 5.20%, 10/15/2031	750,000	810,218
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, (GO OF AUTH), Callable 4/1/2022 @ 100, 4.50%, 10/1/2036	710,000	727,303
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes, Revenue Bonds, OID), 6.00%, 6/1/2048	595,000	598,034
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, Callable 6/1/2019 @ 100, 6.88%, 6/1/2042	250,000	250,477
		2,983,408
Mississippi 0.33%
Mississippi Hospital Equipment & Facilities Authority, Refunding Revenue Bonds, Callable 1/1/2020 @ 100, 5.25%, 1/1/2030	250,000	257,195

Missouri 1.22%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, (OID), Callable 10/1/2019 @ 100, 5.88%, 10/1/2036	275,000	280,992
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), Callable 11/15/2022 @ 100, 3.75%, 11/15/2039	100,000	98,276
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), Callable 11/15/2022 @ 100, 4.00%, 11/15/2045	500,000	503,495

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Missouri (cont.)
Missouri Housing Development Commission, State Single-Family Housing Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae), Callable 9/1/2019 @ 100, 4.70%, 3/1/2035	$65,000	$66,017
		948,780
Nebraska 0.35%
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, Callable 1/1/2022 @ 100, 5.00%, 1/1/2025	250,000	270,832

Nevada 1.00%
City of Reno, NV, Revenue Bonds, (AMBAC) (OID), Callable 6/1/2019 @ 100, 5.50%, 6/1/2028	5,000	5,011
Nevada Housing Division, State Single-Family Housing, Revenue Bonds, (Ginnie Mae), Callable 4/1/2020 @ 100, 4.40%, 4/1/2027	20,000	20,220
Nevada System of Higher Education, Certification of Participation, Callable 7/1/2026 @ 100, 4.00%, 7/1/2027	700,000	753,060
		778,291
New Hampshire 0.13%
New Hampshire Health and Education Facilities Authority Act, Refunding Revenue Bonds, (FHA), Callable 10/1/2019 @ 100, 6.25%, 4/1/2026	100,000	103,963

New Jersey 7.82%
Borough of Seaside Heights, NJ, General Obligation Unlimited, Callable 4/1/2025 @ 100, 4.00%, 4/1/2026	125,000	132,254
Essex County Improvement Authority, Public Improvements, Revenue Bonds, (AGM) (OID), Callable 11/1/2020 @ 100, 5.75%, 11/1/2030	250,000	266,578
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/1/2025	150,000	173,801
New Jersey Economic Development Authority, Refunding Revenue Bonds, (State Appropriation) (OID), Callable 3/1/2021 @ 100, 5.25%, 9/1/2026	420,000	441,134
New Jersey Economic Development Authority, Revenue Bonds, Callable 3/1/2022 @ 100, 5.00%, 3/1/2025	1,000,000	1,059,740

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New Jersey (cont.)
New Jersey Economic Development Authority, School Improvements, Refunding Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 3/1/2031	$300,000	$316,614
New Jersey Economic Development Authority, School Improvements, Revenue Bonds, Callable 6/15/2020 @ 100, 5.00%, 12/15/2032	100,000	102,554
New Jersey Economic Development Authority, University & College Improvements, Revenue Bonds, Callable 6/15/2023 @ 100, 5.00%, 6/15/2030	250,000	277,090
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), Callable 7/1/2021 @ 100, 6.00%, 7/1/2037	200,000	221,218
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), Callable 7/1/2019 @ 100, 5.00%, 7/1/2027	15,000	15,038
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Callable 12/1/2020 @ 100, 5.00%, 12/1/2036	65,000	67,952
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Callable 12/1/2019 @ 100, 5.25%, 12/1/2032	100,000	103,190
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Callable 12/1/2019 @ 100, 5.25%, 12/1/2028	125,000	128,624
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.90%, 11/1/2050	175,000	171,229
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.50%, 11/1/2036	500,000	488,830
New Jersey Housing & Mortgage Finance Agency, State Single-Family Housing, Revenue Bonds, Callable 4/1/2019 @ 100, 5.00%, 10/1/2034	65,000	65,703
New Jersey Transportation Trust Fund Authority, Revenue Bonds, 5.00%, 6/15/2021	150,000	158,968
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, (State Appropriation), Callable 6/15/2021 @ 100, 5.00%, 6/15/2022	150,000	158,808
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, (State Appropriation) (OID), Callable 6/15/2021 @ 100, 5.25%, 6/15/2031	220,000	231,636
New Jersey Turnpike Authority, Highway Improvements, Revenue Bonds, 5.00%, 1/1/2031	200,000	220,866

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New Jersey (cont.)
New Jersey Turnpike Authority, Revenue Bonds, Callable 1/1/2023 @ 100, 5.00%, 1/1/2029	$500,000	$548,785
State of New Jersey, Public Improvements, General Obligation Unlimited, Callable 6/1/2025 @ 100, 4.00%, 6/1/2034	250,000	251,735
Tenafly School District, Refunding Bonds, General Obligation Unlimited, (OID), Callable 7/15/2022 @ 100, 3.00%, 7/15/2029	250,000	243,677
Tenafly School District, Refunding Bonds, General Obligation Unlimited, (OID), Callable 7/15/2022 @ 100, 3.00%, 7/15/2030	250,000	242,957
		6,088,981
New Mexico 1.10%
New Mexico Hospital Equipment Loan Council, Hospital Improvements Revenue Bonds, (OID), Callable 8/1/2022 @ 100, 4.00%, 8/1/2042	500,000	506,900
New Mexico Mortgage Finance Authority, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), Callable 3/1/2022 @ 100, 3.25%, 9/1/2027	110,000	110,635
New Mexico Mortgage Finance Authority, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), Callable 3/1/2022 @ 100, 3.55%, 9/1/2032	160,000	160,918
Village of Los Ranchos de Albuquerque, NM, Refunding Revenue Bonds, OID), Callable 9/1/2020 @ 100, 4.50%, 9/1/2040	75,000	76,612
		855,065
New York 20.25%
Hudson Yards Infrastructure Corporation, Public Improvements, Revenue Bonds, Callable 02/15/2021 @ 100, 5.75%, 2/15/2047	155,000	168,570
Hudson Yards Infrastructure Corporation, Public Improvements, Revenue Bonds, Callable 2/15/2021 @ 100, 5.75%, 2/15/2047	95,000	102,330
Hudson Yards Infrastructure Corporation, Revenue Bonds, 5.25%, 2/15/2047	10,000	10,760
Hudson Yards Infrastructure Corporation, Revenue Bonds, Callable 2/15/2021 @ 100, 5.25%, 2/15/2047	190,000	202,168
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, (AGM), Callable 5/1/2021 @ 100, 5.00%, 5/1/2036	125,000	134,515
Metropolitan Transportation Authority, Refunding Revenue Bonds, Callable 11/15/2023 @ 100, 5.25%, 11/15/2028	50,000	57,580

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New York (cont.)
Metropolitan Transportation Authority, Refunding Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	$250,000	$284,070
Metropolitan Transportation Authority, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2035	250,000	286,405
Metropolitan Transportation Authority, Revenue Bonds, 5.00%, 11/15/2028	250,000	293,830
Metropolitan Transportation Authority, Revenue Bonds, (OID), 4.75%, 11/15/2036	110,000	116,260
Metropolitan Transportation Authority, Revenue Bonds, (OID), 4.75%, 11/15/2036	140,000	151,761
Metropolitan Transportation Authority, Transit Improvements, Refunding Revenue Bonds, Callable 5/15/2023 @ 100, 5.00%, 11/15/2028	250,000	291,388
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 5/15/2023 @ 100, 5.00%, 11/15/2033	100,000	108,609
Monroe County Industrial Development Corporation, Hospital Improvements, Revenue Bonds, (INS), Callable 2/15/2021 @ 100, 5.75%, 8/15/2035	250,000	271,705
New York City Housing Development Corporation, Local Multi-Family Housing Revenue Bonds, Callable 11/1/2020 @ 100, 4.75%, 5/1/2041	250,000	257,530
New York City Housing Development Corporation, Local Multi-Family Housing Revenue Bonds, Callable 5/1/2019 @ 100, 4.85%, 5/1/2041	250,000	253,703
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, Callable 5/1/2020 @ 100, 4.85%, 11/1/2035	250,000	259,123
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, Callable 5/1/2019 @ 100, 4.60%, 11/1/2029	100,000	100,796
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, Callable 11/1/2019 @ 100, 4.95%, 5/1/2047	500,000	513,995

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New York (cont.)
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, Callable 3/16/2020 @ 100, 4.90%, 11/1/2040	$250,000	$254,173
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, 5.00%, 5/1/2020	150,000	156,964
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, Callable 5/1/2019 @ 100, 4.75%, 11/1/2029	100,000	101,136
New York City Housing Development Corporation, Refunding Revenue Bonds, Callable 5/1/2019 @ 100, 4.80%, 5/1/2036	250,000	251,988
New York City Housing Development Corporation, Revenue Bonds, Callable 11/1/2025 @ 100, 3.60%, 11/1/2031	250,000	251,550
New York City Housing Development Corporation, Revenue Bonds, Callable 2/1/2026 @ 100, 3.50%, 11/1/2032	150,000	149,500
New York City Housing Development Corporation, Revenue Bonds, Callable 5/1/2025 @ 100, 3.10%, 11/1/2032	250,000	245,785
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (FGIC), 5.00%, 3/1/2031	145,000	145,989
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (FGIC), 5.00%, 3/1/2046	1,500,000	1,507,710
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (FGIC) (OID), 4.50%, 3/1/2039	100,000	100,063
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (NATL-RE), 5.00%, 3/1/2036	115,000	115,186
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (OID), Callable 1/1/2019 @ 100, 6.50%, 1/1/2046	650,000	656,994
New York City Transitional Finance Authority Building Aid Revenue, Public Improvements, Revenue Bonds, (State Aid Withholding), Callable 1/15/2025 @ 100, 5.00%, 7/15/2027	250,000	283,957
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, 5.00%, 7/15/2031	750,000	852,217
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Revenue Bonds, (State Aid Withholding) (OID), Callable 1/15/2019 @ 100, 5.38%, 1/15/2034	250,000	252,390

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New York (cont.)
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 8/1/2023	$100,000	$112,518
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2025 @ 100, 5.00%, 8/1/2027	25,000	28,749
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 11/1/2020 @ 100, 5.00%, 8/1/2021	100,000	108,070
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 8/1/2024	100,000	114,123
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2026 @ 100, 4.00%, 8/1/2035	100,000	103,673
New York City Water & Sewer System, Refunding Revenue Bonds, Callable 12/15/2021 @ 100, 5.00%, 6/15/2045	250,000	268,155
New York City Water & Sewer System, Revenue Bonds, Callable 6/15/2027 @ 100, 5.00%, 6/15/2032	100,000	115,380
New York Liberty Development Corporation, Refunding Revenue Bonds, Callable 1/15/2020 @ 100, 5.63%, 7/15/2047	250,000	261,115
New York State Dormitory Authority, Refunding Revenue Bonds, (State Aid Withholding), Callable 10/1/2022 @ 100, 3.25%, 4/1/2031	280,000	278,292
New York State Dormitory Authority, Revenue Bonds, 5.00%, 5/15/2020	100,000	104,870
New York State Dormitory Authority, Revenue Bonds, 5.00%, 8/15/2021	100,000	108,032
New York State Dormitory Authority, Revenue Bonds, 4.75%, 10/1/2040	5,000	5,187
New York State Dormitory Authority, Revenue Bonds, 5.00%, 5/15/2022	165,000	181,530
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2025 @ 100, 5.00%, 7/1/2037	385,000	428,963
New York State Dormitory Authority, Revenue Bonds, 4.75%, 10/1/2040	160,000	168,862
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, (OID), 5.25%, 7/1/2031	40,000	43,547

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New York (cont.)
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 5/1/2019 @ 100, 4.85%, 11/1/2041	$205,000	$206,476
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 5/1/2019 @ 100, 4.80%, 11/1/2034	250,000	253,110
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 5/1/2019 @ 100, 5.00%, 11/1/2045	150,000	150,899
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 5/1/2020 @ 100, 4.85%, 11/1/2036	100,000	101,762
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (SONYMA), Callable 5/1/2020 @ 100, 5.20%, 5/1/2042	500,000	515,825
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (SONYMA), Callable 5/1/2020 @ 100, 4.75%, 5/1/2031	200,000	205,296
New York State Thruway Authority, Revenue Bonds, Callable 1/1/2026 @ 100, 4.00%, 1/1/2037	100,000	102,143
New York State Urban Development Corporation, Public Improvements, Revenue Bonds, 5.00%, 3/15/2020	100,000	104,347
Port Authority of New York & New Jersey, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2030	250,000	292,890
Port Authority of New York & New Jersey, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	250,000	284,705
State of New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Callable 10/1/2021 @ 100, 3.75%, 10/1/2032	1,000,000	1,007,050
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2023	100,000	113,432
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2027	100,000	117,420
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2040	310,000	347,150
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2021	50,000	54,577
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2035	250,000	282,685
		15,761,533

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
North Carolina 0.41%
Charlotte-Mecklenburg Hospital Authority/The, Refunding Revenue Bonds, (OID), Callable 1/15/2019 @ 100, 5.25%, 1/15/2034	$100,000	$100,918
University of North Carolina at Charlotte/The, Revenue Bonds, Callable 10/1/2027 @ 100, 4.00%, 10/1/2037	100,000	103,440
University of North Carolina at Charlotte/The, University & College Improvements, Revenue Bonds, Callable 4/1/2025 @ 100, 5.00%, 4/1/2040	100,000	111,290
		315,648
North Dakota 0.13%
City of Bismarck, ND, Sanitary Sewer Revenue, Revenue Bonds, Callable 5/1/2025 @ 100, 3.00%, 5/1/2029	100,000	98,392

Ohio 0.98%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, 6.50%, 6/1/2047	80,000	81,601
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, (OID), 6.00%, 6/1/2042	420,000	421,562
Ohio Higher Educational Facility Commission, Revenue Bonds, (OID), Callable 7/1/2020 @ 100, 5.00%, 7/1/2044	165,000	172,437
Ohio Higher Educational Facility Commission, Revenue Bonds, (OID), 5.00%, 7/1/2044	85,000	89,249
		764,849
Oklahoma 0.32%
Oklahoma Municipal Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Callable 1/1/2023 @ 100, 4.00%, 1/1/2047	250,000	250,958

Oregon 0.45%
Medford Hospital Facilities Authority, Refunding Revenue Bonds, (AGM), Callable 8/15/2020 @ 100, 5.00%, 8/15/2021	100,000	105,023
Oregon Health & Science University, Refunding Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2032	35,000	38,045
Oregon State Facilities Authority, Refunding Revenue Bonds, Callable 11/1/2019 @ 100, 5.00%, 11/1/2039	200,000	204,496
		347,564

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Pennsylvania 3.73%
Allegheny County Sanitary Authority, Sewer Improvements, Revenue Bonds, Callable 12/1/2023 @ 100, 5.25%, 12/1/2044	$500,000	$551,415
City of Philadelphia, PA, Refunding Bonds, General Obligation Unlimited, (AGM) (OID), Callable 8/1/2020 @ 100, 5.25%, 8/1/2026	135,000	142,893
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/1/2022 @ 100, 5.00%, 5/1/2037	100,000	104,532
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/1/2022 @ 100, 5.00%, 5/1/2042	100,000	104,186
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds (OID), Callable 8/15/2021 @ 100, 5.25%, 8/15/2026	240,000	261,499
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds (OID), Callable 11/1/2022 @ 100, 4.00%, 5/1/2032	100,000	98,554
Pennsylvania Housing Finance Agency, Revenue Bonds, Callable 4/1/2027 @ 100, 3.65%, 10/1/2042	100,000	96,733
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2035	125,000	142,209
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2036	100,000	113,391
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2034	190,000	216,876
Pennsylvania Turnpike Commission, Revenue Bonds, Callable 12/1/2025 @ 100, 5.00%, 12/1/2045	500,000	534,060
Pennsylvania Turnpike Commission, Revenue Bonds, 5.25%, 7/15/2028	150,000	178,853
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, (OID), Callable 4/1/2019 @ 100, 6.50%, 4/1/2039	100,000	102,296
West View Municipal Authority Water Revenue, Water Utility Improvements, Revenue Bonds, (OID), Callable 11/15/2024 @ 100, 4.00%, 11/15/2043	250,000	254,202
		2,901,699

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Puerto Rico 1.36%
Commonwealth of Puerto Rico, General Obligation Unlimited, (AGM) (OID), Callable 7/1/2021 @ 100, 5.25%, 7/1/2026	$100,000	$106,910
Commonwealth of Puerto Rico, General Obligation Unlimited, (NATL-RE), 5.50%, 7/1/2019	500,000	510,075
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited (AGM), Callable 1/1/2020 @ 100, 5.00%, 7/1/2031	200,000	207,304
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, 5.00%, 7/1/2022	250,000	237,812
		1,062,101
Rhode Island 1.77%
Rhode Island Housing & Mortgage Finance Corporation, Refunding Revenue Bonds, Callable 4/1/2021 @ 100, 4.10%, 10/1/2037	80,000	80,382
Rhode Island Housing & Mortgage Finance Corporation, Refunding Revenue Bonds, Callable 4/1/2021 @ 100, 3.45%, 4/1/2026	500,000	506,460
Rhode Island Housing & Mortgage Finance Corporation, State Single-Family Housing, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae), Callable 4/1/2022 @ 100, 3.45%, 4/1/2035	235,000	229,783
Rhode Island Student Loan Authority, Refunding Revenue Bonds, Callable 12/1/2019 @ 100, 6.35%, 12/1/2030	500,000	522,690
Rhode Island Turnpike & Bridge Authority, Highway Improvements, Revenue Bonds, (OID), Callable 12/1/2020 @ 100, 5.00%, 12/1/2039	35,000	36,687
		1,376,002
South Carolina 0.07%
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, (OID), Callable 8/1/2019 @ 100, 5.75%, 8/1/2039	50,000	51,560

South Dakota 0.49%
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 3.13%, 11/1/2036	150,000	140,019
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 2.45%, 5/1/2027	250,000	239,480
		379,499

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Tennessee 0.53%
City of Memphis, TN, General Obligation Unlimited, Callable 4/1/2024 @ 100, 5.00%, 4/1/2044	$100,000	$110,226
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, Callable 7/1/2020 @ 100, 5.00%, 7/1/2026	200,000	208,768
Tennessee Housing Development Agency, Revenue Bonds, Callable 1/1/2027 @ 100, 3.40%, 7/1/2037	100,000	96,097
		415,091
Texas 5.79%
City of Houston, TX, Refunding Revenue Bonds, Callable 9/1/2021 @ 100, 5.25%, 9/1/2029	500,000	537,670
City Public Service Board of San Antonio, TX, Revenue Bonds, Callable 8/1/2026 @ 100, 5.00%, 2/1/2032	250,000	286,155
Clifton Higher Education Finance Corporation, School Improvements, Refunding Revenue Bonds, 4.00%, 8/15/2044	500,000	502,060
Comal Independent School District, School Improvements, General Obligation Unlimited, Callable 2/1/2026 @ 100, 4.00%, 2/1/2034	250,000	261,303
Fort Bend Grand Parkway Toll Road Authority, Refunding Revenue Bonds, Callable 3/1/2022 @ 100, 4.00%, 3/1/2046	250,000	254,065
Harris County Cultural Education Facilities Finance Corporation, Refunding Revenue Bonds, 5.00%, 10/1/2019	120,000	123,476
Harris County Cultural Education Facilities Finance Corporation, Refunding Revenue Bonds, (OID), Callable 10/1/2019 @ 100, 4.75%, 10/1/2025	175,000	179,011
Harris County Cultural Education Facilities Finance Corporation, Revenue Bonds, Callable 5/15/2026 @ 100, 4.00%, 11/15/2030	1,130,000	1,181,325
North Texas Tollway Authority, Refunding Revenue Bonds, (OID), Callable 1/1/2021 @ 100, 6.00%, 1/1/2038	100,000	108,651
San Antonio Public Facilities Corporation, Public Improvements, Refunding Revenue Bonds, (OID), Callable 9/15/2022 @ 100, 4.00%, 9/15/2042	250,000	252,547
Tarrant County Cultural Education Facilities Finance Corporation, Hospital Improvements, Revenue Bonds, (OID), Callable 9/1/2019 @ 100, 5.13%, 9/1/2025	100,000	102,566

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Texas (cont.)
Tarrant County Cultural Education Facilities Finance Corporation, Hospital Improvements, Revenue Bonds, (OID), 4.50%, 9/1/2019	$100,000	$102,169
Tarrant County Health Facilities Development Corporation, Hospital Improvements, Revenue Bonds, Callable 12/1/2019 @ 100, 5.00%, 12/1/2023	100,000	103,373
Texas A&M University, Refunding Revenue Bonds, Callable 5/15/2020 @ 100, 5.00%, 5/15/2039	100,000	104,771
Texas Public Finance Authority, Revenue Bonds, Callable 12/1/2026 @ 100, 4.00%, 12/1/2031	200,000	208,484
White Oak, TX, Independent School District, General Obligation Unlimited, Callable 2/15/2027 @ 100, 4.00%, 2/15/2029	190,000	202,371
		4,509,997
Utah 0.41%
University of Utah/The, University & College Improvements, Revenue Bonds, Callable 8/1/2023 @ 100, 5.00%, 8/1/2043	250,000	281,783
Utah Housing Corporation, State Single-Family Housing, Revenue Bonds, Callable 1/1/2021 @ 100, 5.25%, 1/1/2025	15,000	15,059
Utah Housing Corporation, State Single-Family Housing, Revenue Bonds, Callable 1/1/2021 @ 100, 5.75%, 1/1/2033	20,000	20,366
		317,208
Vermont 0.32%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 8/15/2022 @ 100, 3.75%, 8/15/2037	245,000	244,990

Virgin Islands 0.13%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, Callable 10/1/2019 @ 100, 5.00%, 10/1/2025	100,000	100,750

Virginia 0.62%
Virginia Housing Development Authority, State Single-Family Housing, Revenue Bonds, Callable 4/1/2020 @ 100, 4.50%, 10/1/2045	215,000	220,291
Virginia Resources Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 4.00%, 11/1/2033	250,000	263,388
		483,679

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Washington 1.72%
Spokane Public Facilities District, Public Improvements, Revenue Bonds, Callable 6/1/2023 @ 100, 5.00%, 5/1/2043	$1,000,000	$1,083,680
Washington Health Care Facilities Authority, Revenue Bonds, Callable 11/1/2019 @ 100, 5.00%, 11/1/2028	250,000	256,562
		1,340,242
West Virginia 0.59%
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, 5.00%, 9/1/2019	250,000	255,882
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 9/1/2019 @ 100, 5.63%, 9/1/2032	200,000	205,112
		460,994
Wisconsin 0.11%
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing, Revenue Bonds, (OID), Callable 5/1/2020 @ 100, 5.63%, 11/1/2035	80,000	82,328

Wyoming 0.61%
Wyoming Community Development Authority, State Single-Family Housing, Revenue Bonds, Callable 5/1/2020 @ 100, 3.70%, 6/1/2039	485,000	475,358

Total Municipal Bonds (Cost $76,274,781)		77,689,282

Total Investments — 99.81% (Cost $76,274,781)		77,689,282
Other Assets in Excess of Liabilities — 0.19%		150,184
NET ASSETS - 100.00%		$77,839,466

At September 30, 2018, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$2,107,565
Gross unrealized depreciation	(695,340)
Net unrealized appreciation	$1,412,225
Aggregate cost of securities for income tax purposes	$76,277,057

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED)

	Shares	Market Value
Common Stocks 8.86%

Energy 5.83%
Andeavor Logistics LP	6,405	$311,027
Buckeye Partners LP	8,903	317,926
CNX Midstream Partners LP	8,500	163,625
Enbridge Energy Partners LP	22,519	247,484
Energy Transfer Partners LP	50,446	1,122,928
EnLink Midstream Partners LP	33,865	631,244
Enterprise Products Partners LP	42,400	1,218,152
Global Partners LP	7,215	131,313
Magellan Midstream Partners LP	11,700	792,324
MPLX LP	32,000	1,109,760
Plains All American Pipeline LP	3,200	80,032
Spectra Energy Partners LP	20,000	714,200
Targa Resources Corporation	12,739	717,333
TC PipeLines LP	7,195	218,224
USA Compression Partners LP	8,796	145,222
Western Gas Partners LP	18,750	819,000
		8,739,794
Financials 0.18%
Blackstone Group LP (The)	7,100	270,368

Real Estate Investment Trusts (REITs) 2.09%
Apple Hospitality REIT, Inc.	32,539	569,107
Blackstone Mortgage Trust, Inc.	11,565	387,543
City Office REIT, Inc.	20,000	252,400
DiamondRock Hospitality Company	25,953	302,872
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	52,792	1,133,444
Pebblebrook Hotel Trust	8,806	320,274
Spirit MTA REIT	2,000	23,040
Spirit Realty Capital, Inc.	20,000	161,200
		3,149,880
Telecommunication Services 0.76%
AT&T, Inc.	18,000	604,440

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Shares	Market Value
Telecommunication Services (cont.)
Verizon Communications, Inc.	10,000	$533,900
		1,138,340

Total Common Stocks (Cost $13,905,386)		13,298,382

Preferred Stocks 10.17%

Financials 2.63%
American Financial Group, Inc., 6.00%	8,700	222,198
Arch Capital Group Ltd., 5.25%	20,000	460,200
Bank of America Corporation, 5.875%	8,000	204,000
Bank of New York Mellon Corporation (The), 5.20%	8,700	214,977
First Republic Bank, 5.70%	9,000	225,720
Hancock Holding Company, 5.95%	3,700	92,648
JPMorgan Chase & Company, 5.45%	4,480	111,731
JPMorgan Chase & Company, 6.30%	8,750	225,662
KKR & Company LP, Series B, 6.50%	10,000	262,100
PNC Financial Services Group, Inc. (The), 5.38%	4,250	105,273
Prudential Financial, Inc., 5.625%	10,000	247,700
State Street Corporation, 5.25%	8,050	197,466
State Street Corporation, 5.35%	1,000	25,710
Torchmark Corporation, 6.13%	10,000	255,200
U.S. Bancorp, Series F, 6.50%	7,300	198,779
Wells Fargo & Company, 5.20%	15,850	389,435
Wells Fargo & Company, 5.70%	20,000	502,800
		3,941,599
Industrials 0.43%
Pitney Bowes, Inc., 6.70%	5,700	133,095
Stanley Black & Decker, Inc., 5.75%	20,687	518,416
		651,511
Real Estate Investment Trusts (REITs) 4.86%
DDR Corporation, 6.50%	9,184	224,181
Digital Realty Trust, Inc., 6.35%	25,450	650,884

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Shares	Market Value
Real Estate Investment Trusts (REITs)(cont.)
Federal Realty Investment Trust, 5.00%	7,500	$171,600
Kimco Realty Corporation., 5.50%	39,809	946,260
Kimco Realty Corporation, 5.63%	24,367	584,808
Kimco Realty Corporation, 6.00%	14,214	358,335
National Retail Properties, Inc., 5.20%	25,000	560,250
PS Business Parks, Inc., 5.20%	10,000	226,200
PS Business Parks, Inc., 5.20%	4,000	89,520
PS Business Parks, Inc., 5.25%	10,000	228,500
PS Business Parks, Inc., 5.70%	6,498	159,916
Public Storage, 4.90%	20,000	459,800
Public Storage, 4.95%	20,000	461,600
Public Storage, 5.13%	10,000	240,000
Public Storage, 5.88%	7,076	180,580
Senior Housing Properties Trust, 5.63%	26,660	648,371
Taubman Centers, Inc., 6.25%	13,046	327,846
Taubman Centers, Inc., 6.50%	9,416	236,436
Ventas Capital Corporation, 5.45%	10,000	247,700
Vornado Realty Trust, 5.40%	12,298	294,291
		7,297,078
Utilities 2.25%
DTE Energy Company, 5.38%	10,000	239,000
DTE Energy Company, 6.00%	20,000	516,200
Duke Energy Corporation, 5.13%	9,030	216,991
Entergy Arkansas, Inc., 4.88%	20,000	470,000
Entergy Louisiana LLC, 4.88%	10,000	232,000
Entergy Mississippi, Inc., 4.90%	30,000	722,100
NextEra Energy Capital Holdings, Inc., 5.00%	6,700	158,187
NextEra Energy Capital Holdings, Inc., 5.25%	15,000	364,200
Southern Company, 5.25%	20,000	466,200
		3,384,878

Total Preferred Stocks (Cost $15,747,908)		15,275,066

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Collateralized Mortgage Obligation 0.13%
CHL Mortgage Pass-Through Trust, 2005-21, A27, 5.50%, 10/25/2035	$38,338	$34,698
CHL Mortgage Pass-Through Trust, 2005-21, A7, 5.50%, 10/25/2035	41,447	37,512
Citicorp Mortgage Securities, Inc., 1A12, 5.00%, 2/25/2035	127,842	128,329

Total Collateralized Mortgage Obligation (Cost $144,643)		200,539

Corporate Bonds 10.49%
Bank of New York Mellon Corporation (The), 4.63%, 12/20/2049	500,000	481,875
Choice Hotels International, Inc., 5.70%, 8/28/2020	200,000	208,750
Digital Realty Trust, L.P., 5.88%, 2/1/2020	1,000,000	1,025,863
Dow Chemical Company (The), 3.05%, 2/15/2022	1,000,000	960,148
Duke Realty LP, 4.38%, 6/15/2022	250,000	256,370
Entergy Texas, Inc., 5.15%, 6/1/2045	100,000	101,658
Exelon Generation Company LLC, 5.60%, 6/15/2042(a)(b)	400,000	369,859
Fifth Third Bancorp, 8.25%, 3/1/2038	250,000	341,882
General Electric Company, 5.00%, 12/29/2049	1,765,000	1,721,758
Goldman Sachs Group, Inc. (The), 6.45%, 5/1/2036	500,000	583,137
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/2037	1,350,000	1,626,775
Hospitality Properties Trust, 4.50%, 3/15/2025	500,000	487,568
Kinder Morgan Energy Partners LP, 6.50%, 2/1/2037	250,000	281,199
MetLife, Inc., 10.75%, 8/1/2039	1,000,000	1,537,500
MetLife, Inc., 9.25%, 4/8/2038(a)	1,500,000	2,025,000
National Retail Properties, Inc., 5.50%, 7/15/2021	350,000	369,155
PECO Energy Capital Trust IV, 5.75%, 6/15/2033	1,000,000	1,017,029
Qwest Corporation, 7.13%, 11/15/2043	1,000,000	1,002,931
SL Green Realty Corporation, 7.75%, 3/15/2020	1,000,000	1,056,433
Valero Energy Corporation, 8.75%, 6/15/2030	224,000	294,634

Total Corporate Bonds (Cost $14,956,577)		15,749,524

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Municipal Bonds 69.44%

Alabama 3.66%
Health Care Authority for Baptist Health (The), Refunding Revenue Bonds, 5.50%, 11/15/2043	$4,000,000	$4,235,160
University of Alabama (The), University & College Improvements, Build America Revenue Bonds, Callable 6/1/2020 @ 100, 6.13%, 6/1/2042	500,000	518,285
University of Alabama (The), University & College Improvements, Build America Revenue Bonds, Callable 6/1/2020 @ 100, 6.13%, 6/1/2039	715,000	741,648
		5,495,093
Arizona 1.89%
Arizona School Facilities Board, School Improvements, Certificate of Participation, 6.00%, 9/1/2027	225,000	259,054
Northern Arizona University, University & College Improvements, Build America Revenue Bonds, Callable 8/1/2020 @ 100, 5.92%, 8/1/2022	1,365,000	1,429,046
University of Arizona, University & College Improvements, Build America Revenue Bonds, Callable 8/1/2020 @ 100, 6.64%, 8/1/2044	1,085,000	1,154,874
		2,842,974
California 3.66%
Alhambra Unified School District, University & College Improvements, General Obligation Unlimited, 6.70%, 2/1/2026	465,000	531,737
City & County of San Francisco, CA, General Obligation Unlimited, Callable 6/1/2023 @ 100, 6.26%, 6/15/2030	450,000	548,730
County of San Bernardino, CA, Refunding Revenue Bonds, 6.02%, 8/1/2023	165,000	177,136
Oakland Redevelopment Agency Successor Agency, Economic Improvements, Tax Allocation, 8.50%, 9/1/2020	340,000	364,664
Peralta Community College District, Refunding Revenue Bonds, 7.31%, 8/1/2031	310,000	384,729
Peralta Community College District, Refunding Revenue Bonds, 6.91%, 8/1/2025	500,000	578,365
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.05%, 2/1/2023	1,000,000	1,145,450

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
California (cont.)
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.25%, 2/1/2026	$500,000	$605,630
University of California, Revenue Bonds, Callable 5/15/2030 @ 100, 6.30%, 5/15/2050	510,000	603,473
University of California, University & College Improvements, Refunding Revenue Bonds, Callable 2/15/2020 @ 100, 3.66%, 5/15/2027	250,000	247,708
West Contra Costa Unified School District, School Improvements, General Obligation Unlimited, 6.25%, 8/1/2030	250,000	305,332
		5,492,954
Colorado 0.96%
Adams State University, University & College Improvements, Build America Revenue Bonds, (State Higher Education Intercept Program) (OID), Callable 5/15/2019 @ 100, 6.47%, 5/15/2038	250,000	254,775
City of Brighton, CO, Public Improvements, Build America Bonds, Certificate of Participation, (AGM) (OID), Callable 12/1/2020 @ 100, 6.75%, 12/1/2035	250,000	264,935
Colorado Mesa University, University & College Improvements, Build America Revenue Bonds, (State Higher Education Intercept Program), 6.75%, 5/15/2042	500,000	653,975
County of Gunnison, CO, Public Improvements, Build America Bonds, Certificate of Participation, Callable 7/15/2020 @ 100, 5.95%, 7/15/2030	250,000	261,357
		1,435,042
Connecticut 0.56%
City of Waterbury, CT, Public Improvements, General Obligation Unlimited, (AGM), Callable 9/1/2020 @ 100, 6.10%, 9/1/2030	500,000	523,475
State of Connecticut, General Obligation Unlimited, Callable 6/15/2025 @ 100, 5.85%, 3/15/2032	280,000	319,267
		842,742
Florida 4.39%
City of Lake City, FL Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, (AGM), Callable 7/1/2020 @ 100, 6.28%, 7/1/2040	200,000	207,532

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Florida (cont.)
City of Lake City, FL Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, (AGM), Callable 7/1/2020 @ 100, 6.03%, 7/1/2030	$100,000	$103,231
City of Miami Gardens, FL, Public Improvements, Build America Bonds, Certificate of Participation, 7.17%, 6/1/2026	1,250,000	1,401,838
City of Oakland Park, FL Water & Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, (AGM), Callable 9/1/2020 @ 100, 6.14%, 9/1/2035	300,000	317,277
City of Orlando, FL, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/1/2019 @ 100, 7.10%, 10/1/2039	165,000	172,060
City of Orlando, FL, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/1/2019 @ 100, 6.85%, 10/1/2029	250,000	260,340
City of Tallahassee, FL, Utility System Revenue, Build America Revenue Bonds, 5.22%, 10/1/2040	300,000	345,570
County of Miami-Dade, FL Transit System, Transit Improvements, Build America Revenue Bonds, 5.53%, 7/1/2032	500,000	545,735
County of Miami-Dade, FL, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 4/1/2040	1,000,000	1,290,440
County of Miami-Dade, FL, Public Improvements, Build America Revenue Bonds, Callable 4/1/2019 @ 100, 6.97%, 4/1/2039	750,000	761,123
County of Miami-Dade, FL, Public Improvements, Build America Revenue Bonds, Callable 4/1/2020 @ 100, 6.54%, 4/1/2030	250,000	259,578
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, (AGM), 7.08%, 10/1/2029	250,000	295,485
Florida Atlantic University Finance Corporation, University & College Improvements, Build America Revenue Bonds, Callable 7/1/2020 @ 100, 7.64%, 7/1/2040	165,000	176,212
Florida State Board of Governors, University & College Improvements, Build America Revenue Bonds, Callable 11/1/2020 @ 100, 7.50%, 11/1/2035	250,000	271,817
Town of Miami Lakes, FL, Public Improvements, Build America Revenue Bonds, 7.59%, 12/1/2030	150,000	178,988
		6,587,226

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Georgia 3.68%
Cobb Marietta Georgia Coliseum, Revenue Bonds, Callable 1/1/2026 @ 100, 4.50%, 1/1/2047	$600,000	$614,628
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.06%, 4/1/2057	2,499,000	2,868,052
State of Georgia, Public Improvements, General Obligation Unlimited, Callable 2/1/2024 @ 100, 3.84%, 2/1/2032	2,000,000	2,038,940
		5,521,620
Hawaii 0.33%
State of Hawaii, General Obligation Unlimited, Callable 10/1/2025 @ 100, 4.05%, 10/1/2032	495,000	501,296

Idaho 0.63%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds, (OID), Callable 9/1/2022 @ 100, 5.25%, 9/1/2024	900,000	944,046

Illinois 4.30%
City of Chicago Heights, IL, Refunding Bonds, General Obligation Unlimited, (AGM) (OID), Callable 1/15/2021 @ 100, 5.50%, 1/15/2024	500,000	515,925
City of Chicago Heights, IL, Refunding Bonds, General Obligation Unlimited, (AGM) (OID), Callable 1/15/2021 @ 100, 6.00%, 1/15/2028	150,000	156,015
City of Chicago, IL Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/1/2040	250,000	312,195
Henry Hospital District, Hospital Improvements, Build America Bonds, General Obligation Unlimited, (AGM), Callable 12/1/2019 @ 100, 6.65%, 12/1/2029	840,000	867,997
Lake County Community Unit School District No. 187 North Chicago, School Improvements, General Obligation Unlimited, (AGM) (OID), Callable 1/1/2020 @ 100, 7.13%, 1/1/2035	1,000,000	1,033,650
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, (AGM), Callable 4/1/2020 @ 100, 8.15%, 4/1/2041	570,000	603,146

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Illinois (cont.)
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, (AGM), Callable 4/1/2020 @ 100, 7.75%, 4/1/2030	$250,000	$263,690
Village of Glenwood, IL, Public Improvements, Build America Bonds, General Obligation Unlimited, (AGM), 7.03%, 12/1/2028	1,500,000	1,689,615
Village of Rosemont, IL, Public Improvements, General Obligation Unlimited, (AGM) (OID), 6.13%, 12/1/2030	500,000	559,225
Will County Forest Preservation District, Public Improvements, Build America Bonds, General Obligation Limited, 5.71%, 12/15/2030	400,000	452,180
		6,453,638
Indiana 1.51%
Anderson School Building Corporation, Refunding Bonds, General Obligation Limited, Callable 8/1/2020 @ 100, 3.95%, 7/5/2029	1,000,000	974,000
Anderson School Building Corporation, Refunding Bonds, General Obligation Limited, (OID), Callable 8/1/2020 @ 100, 3.75%, 7/5/2028	1,000,000	970,120
Evansville Redevelopment Authority, Recreational Facility Improvements, Build America Refunding Revenue Bonds, Callable 8/1/2020 @ 100, 7.21%, 2/1/2039	300,000	321,021
		2,265,141
Kansas 0.27%
Kansas Development Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 11/1/2019 @ 100, 6.26%, 11/1/2028	390,000	403,174

Kentucky 1.86%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), Callable 9/1/2020 @ 100, 6.49%, 9/1/2037	250,000	263,257
Kentucky State Property & Building Commission, Economic Improvements, University & College Improvements, Build America Revenue Bonds, Callable 12/1/2021 @ 100, 5.37%, 11/1/2025	400,000	426,212
Paducah Independent School District Finance Corporation, School Improvements, Revenue Bonds, Callable 12/1/2021 @ 100, 5.00%, 12/1/2030	1,000,000	1,044,250

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Kentucky (cont.)
Perry County School District Finance Corporation, School Improvements, Revenue Bonds, Callable 12/1/2021 @ 100, 5.00%, 12/1/2030	$1,000,000	$1,049,750
		2,783,469
Louisiana 1.40%
City of New Orleans, LA, Swap Termination Refunding Bonds, General Obligation Limited, Callable 9/1/2022 @ 100, 4.59%, 9/1/2027	500,000	513,950
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, Callable 2/1/2020 @ 100, 7.20%, 2/1/2042	1,540,000	1,591,990
		2,105,940
Massachusetts 0.45%
City of Worcester, MA, Pension Funding, General Obligation Limited, (AGM) (OID), 6.25%, 1/1/2028	190,000	208,996
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/1/2035	250,000	297,100
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 5/1/2019 @ 100, 6.57%, 5/1/2039	165,000	168,567
		674,663
Michigan 3.63%
Avondale School District, School Improvements, Build America Bonds, General Obligation Unlimited, (AGM), Callable 5/1/2020 @ 100, 5.75%, 5/1/2032	500,000	509,960
Comstock Park Public Schools, School Improvements, General Obligation Unlimited, Callable 5/1/2021 @ 100, 6.20%, 5/1/2024	200,000	214,404
County of Macomb, MI, Retirement Facilities, General Obligation Limited, Callable 2/1/2023 @ 100, 4.13%, 11/1/2030	250,000	255,510
Eastern Michigan University, University & College Improvements, Build America Revenue Bonds, Callable 2/15/2019 @ 100, 7.21%, 2/15/2038	250,000	254,227
Michigan Finance Authority, Revenue Bonds, Callable 9/1/2025 @ 100, 3.90%, 9/1/2030	250,000	246,685
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 11/1/2020 @ 100, 6.38%, 11/1/2025	500,000	519,125

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Michigan (cont.)
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 5/1/2021 @ 100, 6.20%, 5/1/2022	$325,000	$336,372
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, (OID), 7.31%, 6/1/2034	2,440,000	2,474,160
Milan Area Schools, School Improvements, General Obligation Unlimited, (OID), Callable 5/1/2019 @ 100, 7.10%, 5/1/2034	485,000	496,393
Onsted Community Schools, School Improvements, General Obligation Unlimited, Callable 5/1/2020 @ 100, 5.90%, 5/1/2027	150,000	155,475
St Johns Public Schools, General Obligation Unlimited, Callable 5/1/2020 @ 100, 6.65%, 5/1/2040	5,000	5,229
		5,467,540
Mississippi 0.54%
Mississippi Development Bank, Highway Improvements, Build America Revenue Bonds, 6.59%, 1/1/2035	650,000	804,986

Missouri 3.86%
City of Kansas City, MO, Revenue Bonds, 7.83%, 4/1/2040	2,500,000	3,233,525
City of Sedalia, MO, Sewer Improvements, Build America Bonds, Certificate of Participation, (AGM), Callable 6/1/2020 @ 100, 6.50%, 6/1/2024	250,000	260,450
City of St. Charles, MO, Water Utility Improvements Build America Bonds, Certificate of Participation, Callable 8/1/2020 @ 100, 5.65%, 2/1/2030	275,000	284,636
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 1/1/2039	475,000	647,406
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.90%, 1/1/2042	1,000,000	1,385,370
		5,811,387
Nebraska 0.15%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.32%, 1/1/2030	200,000	220,244

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Nevada 2.20%
City of Las Vegas, NV, Public Improvements, Build America Bonds, Certificate of Participation, (OID), Callable 9/1/2019 @ 100, 7.75%, 9/1/2029	$100,000	$104,368
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.97%, 2/1/2040	1,590,000	2,192,849
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.88%, 2/1/2040	250,000	341,808
Las Vegas Valley Water District, Water Utility Improvements, Build America Bonds, General Obligation Limited, Callable 6/1/2019 @ 100, 7.10%, 6/1/2039	425,000	436,832
Pershing County School District, School Improvements, Build America Bonds, General Obligation Limited, (GTD), Callable 4/1/2020 @ 100, 6.25%, 4/1/2030	220,000	225,372
		3,301,229
New Jersey 2.71%
New Jersey Economic Development Authority, Revenue Bonds, 7.43%, 2/15/2029	250,000	300,200
New Jersey Economic Development Authority, School Improvements, Build America Revenue Bonds, Callable 6/15/2020 @ 100, 6.43%, 12/15/2035	500,000	513,965
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 7/1/2020 @ 100, 6.19%, 7/1/2040	500,000	518,635
New Jersey Housing & Mortgage Finance Agency, State Multi Family Housing, Refunding Revenue Bonds, 4.27%, 11/1/2030	390,000	391,814
South Jersey Transportation Authority LLC, Highway Improvements, Build America Revenue Bonds, (OID), 7.00%, 11/1/2038	500,000	559,815
Township of Brick, NJ, General Obligation Unlimited, 3.75%, 9/1/2028	1,780,000	1,787,583
		4,072,012
New York 6.38%
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.70%, 3/1/2027	145,000	163,853
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 12/14/2028 @ 100, 5.21%, 10/1/2031	100,000	111,130

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New York (cont.)
County of Nassau, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.38%, 10/1/2024	$500,000	$546,870
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 5/1/2041	195,000	227,093
Metropolitan Transportation Authority, Revenue Bonds, 5.87%, 11/15/2039	200,000	239,154
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.59%, 11/15/2030	395,000	480,565
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 5.99%, 11/15/2030	125,000	148,036
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/2026	375,000	426,371
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.69%, 11/15/2040	500,000	656,040
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 3/1/2046	680,000	702,270
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 7/15/2040	500,000	652,905
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 11/24/2034 @ 100, 5.47%, 5/1/2036	815,000	958,709
New York City Water & Sewer System, Build America Refunding Revenue Bonds, Callable 6/15/2020 @ 100, 6.49%, 6/15/2042	200,000	210,294
New York Municipal Bond Bank Agency, Build America Refunding Revenue Bonds, Callable 12/15/2019 @ 100, 6.88%, 12/15/2034	500,000	516,245
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, 3.92%, 10/15/2028	2,115,000	2,134,944
Port Authority of New York & New Jersey, Revenue Bonds, Callable 6/1/2025 @ 100, 4.82%, 6/1/2045	1,000,000	1,046,220
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2033 @ 100, 5.55%, 11/15/2040	150,000	178,410
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 4/1/2040	150,000	182,204
		9,581,313

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
North Carolina 0.16%
County of Cabarrus, NC, School Improvements, Revenue Bonds, Callable 4/1/2021 @ 100, 5.50%, 4/1/2026	$235,000	$242,804

Ohio 2.87%
American Municipal Power, Inc., Build America Refunding Revenue Bonds, Callable 2/15/2020 @ 100, 5.96%, 2/15/2024	500,000	514,970
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 2/15/2050	500,000	700,990
American Municipal Power, Inc., Revenue Bonds, 6.27%, 2/15/2050	500,000	608,530
Cincinnati City School District, Refunding Bonds, Certificate of Participation, (OID), Callable 2/15/2020 @ 100, 4.00%, 12/15/2032	200,000	200,074
County of Cuyahoga, OH, Hospital Improvements, Build America Revenue Bonds, 8.22%, 2/15/2040	1,000,000	1,214,420
Madison Local School District/Lake County, School Improvements, Build America Revenue Bonds, Callable 10/1/2020 @ 100, 5.70%, 4/1/2035	250,000	257,980
Mariemont City School District, Build America Bonds, General Obligation Unlimited, Callable 12/1/2020 @ 100, 5.90%, 12/1/2030	110,000	115,148
Olentangy Local School District, Refunding Bonds, General Obligation Unlimited, 3.50%, 12/1/2029	500,000	480,610
Springfield Local School District/Summit County, School Improvements, Build America Bonds, General Obligation Unlimited, (School District Credit Program), Callable 9/1/2019 @ 100, 5.65%, 9/1/2031	200,000	203,886
		4,296,608
Oklahoma 0.35%
Bryan County Independent School District No. 72 Durant, School Improvements, Build America Bonds, Certificate of Participation, Callable 12/1/2019 @ 100, 6.80%, 12/1/2033	500,000	522,380

Oregon 0.17%
State of Oregon Department of Administrative Services, Hospital Improvements, Build America Bonds, Certificate of Participation, Callable 5/1/2020 @ 100, 6.18%, 5/1/2035	250,000	261,035

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Pennsylvania 2.02%
Pennsylvania Turnpike Commission, Build America Revenue Bonds, 6.38%, 12/1/2037	$520,000	$657,613
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, (AGM) (OID), 6.35%, 4/15/2028	630,000	724,002
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 3/15/2028	500,000	478,295
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/1/2039	1,000,000	1,177,900
		3,037,810
Rhode Island 0.03%
Rhode Island Housing & Mortgage Finance Corporation, Refunding Revenue Bonds, Callable 10/1/2022 @ 100, 4.46%, 10/1/2031	45,000	45,420

South Carolina 0.18%
Moncks Corner Regional Recreation Corporation, Recreational Facility Improvements, Build America Revenue Bonds, Callable 12/1/2020 @ 100, 6.55%, 12/1/2039	250,000	264,973

South Dakota 0.28%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 6/1/2021 @ 100, 6.15%, 6/1/2031	400,000	424,600

Tennessee 3.46%
Coffee County Public Building Authority, Public Improvements, Build America Revenue Bonds, (GTD), Callable 6/1/2019 @ 100, 7.20%, 6/1/2044	1,500,000	1,525,410
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Build America Revenue Bonds, 7.43%, 7/1/2043	2,000,000	2,664,280
Metropolitan Government of Nashville & Davidson County, TN, Refunding Bonds, General Obligation Unlimited, 3.39%, 7/1/2028	500,000	487,395

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Tennessee (cont.)
Metropolitan Government of Nashville & Davidson County, TN, Refunding Bonds, General Obligation Unlimited, 3.29%, 7/1/2027	$500,000	$487,615
		5,164,700
Texas 2.83%
Austin Community College District, University & College Improvements, Revenue Bonds, Callable 2/1/2019 @ 100, 5.00%, 2/1/2026	985,000	992,801
City of Lancaster, TX, Public Improvements, Build America Bonds, General Obligation Limited, Callable 2/15/2020 @ 100, 6.53%, 2/15/2040	750,000	779,617
Ector County Hospital District, Hospital Improvements, Build America Revenue Bonds, Callable 9/15/2020 @ 100, 7.18%, 9/15/2035	250,000	252,027
Frisco Economic Development Corporation, Public Improvements, Revenue Bonds, Callable 6/15/2019 @ 100, 4.20%, 2/15/2034	1,000,000	994,700
Midland County Hospital District, Health, Hospital & Nursing Home Improvements, Build America Bonds, General Obligation Limited, 6.44%, 5/15/2039	260,000	331,646
Orchard Cultural Education Facilities Finance Corporation, Recreational Facility Improvements, Revenue Bonds, Callable 11/15/2020 @ 100, 6.48%, 11/15/2034	110,000	118,165
San Antonio Industrial Development Corporation, Refunding Revenue Bonds, Callable 8/15/2023 @ 100, 4.75%, 8/15/2033	750,000	782,152
		4,251,108
Virgin Islands 1.24%
Virgin Islands Water & Power Authority- Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 7/1/2028	840,000	859,387
Virgin Islands Water & Power Authority- Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 7/1/2035	1,000,000	1,009,810
		1,869,197
Virginia 3.97%
Tobacco Settlement Financing Corporation, Refunding Revenue Bonds, (OID), 6.71%, 6/1/2046	5,995,000	5,965,145

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Washington 1.47%
City of Seattle, WA, Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 2/1/2040	$250,000	$287,882
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, 5.35%, 9/1/2030	250,000	271,075
Klickitat County Public Utility District No. 1, Electric Lights & Power Improvements, Refunding Revenue Bonds, Callable 12/1/2021 @ 100, 5.25%, 12/1/2029	705,000	728,533
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 9/1/2032	500,000	623,870
Snohomish County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/1/2040	250,000	291,197
		2,202,557
West Virginia 1.39%
Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, 7.47%, 6/1/2047	2,085,000	2,087,294

Total Municipal Bonds (Cost $97,945,477)		104,243,360

Total Investments — 99.09% (Cost $142,699,991)		148,766,871
Other Assets in Excess of Liabilities — 0.91%		1,361,628
NET ASSETS - 100.00%		$150,128,499

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security is currently being valued according to the fair value procedures approved by the Board of Directors.

See accompanying notes which are an integral part of these schedules of investments.

At September 30, 2018, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$9,520,811
Gross unrealized depreciation	(3,444,103)
Net unrealized appreciation	$6,076,708
Aggregate cost of securities for income tax purposes	$142,690,163

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED)

	Shares	Market Value
Common Stocks 19.49%

Consumer Discretionary 0.66%
Amazon.com, Inc.(a)	55	$110,165
Lennar Corporation, Class A	1,000	46,690
Toll Brothers, Inc.	1,400	46,242
		203,097
Energy 10.96%
Andeavor Logistics LP	7,312	355,071
Cheniere Energy Partners LP	9,300	366,978
CNX Midstream Partners LP	16,825	323,881
Energy Transfer Partners LP	18,104	402,995
EnLink Midstream Partners LP	18,140	338,130
Enterprise Products Partners LP	15,980	459,105
Magellan Midstream Partners LP	2,325	157,449
MPLX LP	13,850	480,318
Targa Resources Corporation	3,805	214,260
USA Compression Partners LP	16,966	280,109
		3,378,296
Financials 1.35%
Blackstone Group LP (The)	5,545	211,154
Blackstone Mortgage Trust, Inc., Class A	3,207	107,467
Starwood Property Trust, Inc.	4,595	98,884
		417,505
Industrials 0.17%
Deere & Company	350	52,615

Information Technology 0.36%
Apple, Inc.	235	53,049
NVIDIA Corporation	205	57,609
		110,658
Real Estate Investment Trusts (REITs) 4.82%
Apple Hospitality REIT, Inc.	14,645	256,141
Ashford Hospitality Trust, Inc.	18,775	119,972

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (cont.)
Chesapeake Lodging Trust	4,600	$147,522
City Office REIT, Inc.	14,420	181,980
Gramercy Property Trust	4,081	111,983
Hersha Hospitality Trust	6,695	151,776
Independence Realty Trust, Inc.	14,029	147,725
Lexington Realty Trust	12,521	103,924
Pebblebrook Hotel Trust	3,613	131,405
WP Carey, Inc.	2,055	132,157
		1,484,585
Telecommunication Services 0.59%
Verizon Communications, Inc.	3,420	182,594

Utilities 0.58%
American Electric Power Company, Inc.	2,515	178,263

Total Common Stocks (Cost $5,105,335)		6,007,613

Preferred Stocks 21.49%

Financials 10.71%
Aegon NV, 6.38%	9,000	230,490
Arch Capital Group Ltd., 5.25%	8,950	205,939
Bank of America Corporation 6.00%	3,800	98,268
Bank of America Corporation, Series W, 6.63%	3,700	96,200
Capital One Financial Corporation, Series D, 6.70%	9,050	236,386
Carlyle Group LP (The), 5.88%	4,950	112,068
Citigroup, Inc., 6.30%	8,050	209,783
Citigroup, Inc., 6.88%	11,000	305,250
First Republic Bank, 5.70%	9,000	225,720
Hancock Holding Company, 5.95%	9,200	230,368
JPMorgan Chase & Company, 6.10%	8,050	207,368
JPMorgan Chase & Company, 6.30%	14,800	381,692

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Shares	Market Value
Financials (cont.)
JPMorgan Chase & Company, 6.70%	9,050	$231,499
KKR & Company LP, 6.50%	6,481	169,867
Northern Trust Corporation, 5.85%	5,075	129,159
Torchmark Corporation, 6.13%	9,050	230,956
		3,301,013
Information Technology 0.85%
eBay, Inc., 6.00%	10,000	262,400

Real Estate Investment Trusts (REITs) 6.18%
Digital Realty Trust, Inc., 6.35%	12,750	326,081
Digital Realty Trust, Inc., 7.38%	11,848	301,413
Equity Commonwealth, 6.50%	6,000	157,200
Gramercy Property Trust, 7.13%	3,000	74,940
National Retail Properties, Inc., 5.20%	6,000	134,460
PS Business Parks, Inc., 5.20%	4,000	90,480
Public Storage, 5.05%	5,000	119,350
Public Storage, Series B, 5.40%	10,000	244,000
SL Green Realty Corporation, 6.50%	5,091	127,479
Taubman Centers, Inc., 6.50%	13,168	330,649
		1,906,052
Utilities 3.75%
Duke Energy Corporation, 5.13%	10,000	240,300
NextEra Energy Capital Holdings, Inc., 5.25%	10,000	242,800
SCE Trust II, 5.10%	5,000	110,800
Southern Company, 5.25%	14,000	327,180
Southern Company, 5.25%	10,000	233,100
		1,154,180

Total Preferred Stocks (Cost $6,638,912)		6,623,645

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Corporate Bonds 3.12%
Ford Motor Company, 9.98%, 2/15/2047	$500,000	$666,982
McLaren Health Care Corporation, 4.53%, 5/15/2038	290,000	296,065

Total Corporate Bonds (Cost $993,689)		963,047

Municipal Bonds 56.64%

Arizona 3.74%
City of Glendale, AZ, Senior Excise Tax Revenue, Refunding Revenue Bonds, 3.93%, 7/1/2031	500,000	479,900
City of Tucson, AZ, Certificate of Participation, (AGM), 4.83%, 7/1/2034	620,000	671,361
		1,151,261
California 5.85%
City of Newport Beach, CA, Public Improvements, Certificate of Participation, 7.17%, 7/1/2040	800,000	1,084,000
San Bernardino Community College District, Public Improvements, General Obligation Unlimited, 7.63%, 8/1/2044	505,000	719,297
		1,803,297
Florida 3.35%
Pasco County School Board, School Improvements, Certificate of Participation, 5.00%, 12/1/2037	1,000,000	1,032,150

Kansas 3.41%
Kansas Development Finance Authority, Revenue Bonds, 4.73%, 4/15/2037	1,000,000	1,052,680

Louisiana 1.63%
City of New Orleans, LA, Public & Recreational Facilities Improvements, General Obligation Unlimited, Callable 12/1/2023 @ 100, 4.00%, 12/1/2031	500,000	502,550

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Michigan 3.32%
County of Macomb, MI, Retirement Facilities, General Obligation Limited, 4.42%, 11/1/2035	$1,000,000	$1,024,000

Minnesota 0.81%
St. Paul, MN, Housing & Redevelopment Authority, Revenue Bonds, 4.19%, 7/1/2027	250,000	250,960

Nebraska 5.48%
Public Power Generation Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.24%, 1/1/2041	1,315,000	1,689,775

Nevada 0.45%
County of Washoe, NV, Public & Highway Improvements, Build America Revenue Bonds, 7.97%, 2/1/2040	100,000	137,915

New York 5.15%
Metropolitan Transportation Authority, Revenue Bonds, 6.65%, 11/15/2039	225,000	289,937
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Miscellaneous Purposes Revenue Bonds, 5.00%, 7/15/2030	300,000	332,349
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 3.88%, 7/1/2046	750,000	703,560
Port Authority of New York & New Jersey, Revenue Bonds, Callable 6/1/2025 @ 100, 4.82%, 6/1/2045	250,000	261,555
		1,587,401
Ohio 10.15%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 5.94%, 2/15/2047	100,000	122,213
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.83%, 2/15/2041	1,000,000	1,434,020
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 8.08%, 2/15/2050	1,000,000	1,571,080
		3,127,313

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2018 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Oregon 3.26%
Washington & Multnomah Counties School District No. 48J Beaverton, Pension Funding General Obligation Limited, 4.06%, 6/30/2034	$1,000,000	$1,004,460

Pennsylvania 3.45%
City of Reading, PA, General Obligation Unlimited, (AGM) (OID), Callable 11/1/2024 @ 100, 5.30%, 11/1/2033	1,000,000	1,064,610

Tennessee 2.48%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, 7.43%, 7/1/2043	500,000	666,070
Metropolitan Government of Nashville & Davidson County, General Obligation Unlimited, 3.49%, 7/1/2029	100,000	97,572
		763,642
Wisconsin 4.11%
Public Finance Authority, Parking Facility Improvements, Revenue Bonds, (OID), 5.00%, 11/1/2044	1,250,000	1,268,262

Total Municipal Bonds (Cost $16,765,813)		17,460,276

Total Investments — 100.74% (Cost $29,503,749)		31,054,581
Liabilities in Excess of Other Assets — (0.74)%		(229,292)
NET ASSETS - 100.00%		$30,825,289

(a)	Non-income producing security.

At September 30, 2018, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$2,051,350
Gross unrealized depreciation	(496,396)
Net unrealized appreciation	$1,554,954
Aggregate cost of securities for income tax purposes	$29,499,627

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2018

(UNAUDITED)

The Spirit of America Real Estate Income and Growth Fund (“Real Estate Fund”), Spirit of America Large Cap Value Fund (“Value Fund”), Spirit of America Municipal Tax Free Bond Fund (Municipal Tax Free Bond Fund”), Spirit of America Income Fund (“Income Fund”) and Spirit of America Income and Opportunity Fund (“Opportunity Fund”) (each a “Fund” and collectively, the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation: The offering price and NAV per share for the Funds are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors (the “Board”).

B.	Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.
•	Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2018

(UNAUDITED)

The summary of inputs used to determine the fair valuation of the Funds’ investments as of September 30, 2018, is as follows:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Real Estate Fund
Assets
Common Stocks*	$89,020,286	$-	$-	$89,020,286
Preferred Stocks*	2,904,292	-	-	2,904,292
Municipal Bonds	-	177,025	-	177,025
Total	$91,924,578	$177,025	$-	$92,101,603

Value Fund
Assets
Common Stocks*	$102,248,460	$-	$-	$102,248,460
Preferred Stocks*	2,552,665	-	-	2,552,665
Money Market Funds	187,815	-	-	187,815
Total	$104,988,940	$-	$-	$104,988,940

Municipal Tax Free Bond Fund
Assets
Municipal Bonds	$-	$77,689,282	$-	$77,689,282
Total	$-	$77,689,282	$-	$77,689,282

Income Fund
Assets
Common Stocks*	$13,298,382	$-	$-	$13,298,382
Preferred Stocks*	15,275,066	-	-	15,275,066
Collateralized Mortgage Obligations	-	200,539	-	200,539
Corporate Bonds	-	15,379,665	369,859	15,749,524
Municipal Bonds	-	104,243,360	-	104,243,360
Total	$28,573,448	$119,823,564	$369,859	$148,766,871

Opportunity Fund
Assets
Common Stocks*	$6,007,613	$-	$-	$6,007,613
Preferred Stocks*	6,623,645	-	-	6,623,645
Corporate Bonds	-	963,047	-	963,047
Municipal Bonds	-	17,460,276	-	17,460,276
Total	$12,631,258	$18,423,323	$-	$31,054,581

*	Refer to Schedule of Investments for industry classifications.

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, the Adviser shall use any or all of the following criteria to value Level 3 securities:

• Last sales price

• Price given by pricing service

• Last quoted bid & asked price

• Third party bid & asked price

• Indicated opening range

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2018

(UNAUDITED)

The significant unobservable inputs that may be used in the fair value measurement of the Fund’s investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

Quantitative Information about Significant Level 3 Fair Value Measurements
Asset Category	Fair Value At September 30, 2018	Valuation Techniques	Unobservable Input(s)	Range
Corporate Bonds	$369,859	Comparable Security Analysis	Discount for Lack of Marketability	1% - 20%

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of December 31, 2017	Amortization/Accretion	Change in unrealized appreciation (depreciation)	Balance as of September 30, 2018
Corporate Bonds	$395,775	$(354)	$(25,562)	$369,859

C. Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Board. At September 30, 2018, the Income Fund held illiquid restricted securities representing 2% of net assets, as listed below:

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Market Value
Corporate Bonds
Exelon Generation Co. LLC, 5.60%, 06/15/42	7/12/2012	$400,000	$420,647	$369,859
MetLife Capital, Inc., 9.25%, 04/08/38	6/4/2013	$1,500,000	$2,109,140	$2,025,000

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Spirit of America Investment Fund, Inc

By	/s/ David Lerner

David Lerner, Principal Executive Officer
(principal executive officer)

Date	11/19/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Lerner

David Lerner, Principal Executive Officer
(principal executive officer)

Date	11/19/18

By	/s/ Alan P. Chodosh

Alan P. Chodosh, Principal Financial Officer
(principal financial officer)

Date	11/19/18